UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529
                                                     ---------

                    The Gabelli Global Utility & Income Trust
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


          THE GABELLI GLOBAL UTILITY & INCOME TRUST
                   SCHEDULE OF INVESTMENTS
               SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               COMMON STOCKS -- 91.0%
               AEROSPACE -- 0.8%
               NON U.S. COMPANIES
      68,000   Rolls-Royce Group plc+ .......   $   576,757
                                                -----------
               BUSINESS SERVICES -- 0.1%
               NON U.S. COMPANIES
       3,700   Sistema JSFC, GDR ............        96,755
                                                -----------
               CABLE AND SATELLITE -- 2.9%
               NON U.S. COMPANIES
      10,000   Cogeco Inc. ..................       210,244
       2,500   Rogers Communications Inc.,
                 Cl. B ......................       137,175
               U.S. COMPANIES
      33,000   Cablevision Systems Corp.,
                 Cl. A+ .....................       749,430
      16,000   EchoStar Communications Corp.,
                 Cl. A+ .....................       523,840
       4,580   Liberty Global Inc., Cl. A+ ..       117,889
       4,000   Liberty Global Inc., Cl. C+ ..       100,240
       8,000   The DIRECTV Group Inc.+ ......       157,440
                                                -----------
                                                  1,996,258
                                                -----------
       UNITS
       -----
               CLOSED-END FUNDS -- 0.1%
       2,103   Bell Aliant Regional
                 Communications Income Fund..        65,741
                                                -----------
       SHARES
       ------
               COMPUTER SOFTWARE AND SERVICES -- 0.4%
               U.S. COMPANIES
      12,000   MRO Software Inc.+ ...........       308,040
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 1.6%
               NON U.S. COMPANIES
      19,000   Bouygues SA ..................     1,016,244
               U.S. COMPANIES
       3,600   Woodward Governor Co. ........       120,744
                                                -----------
                                                  1,136,988
                                                -----------
               ELECTRONICS -- 1.0%
               U.S. COMPANIES
      45,000   Symbol Technologies Inc. .....       668,700
                                                -----------
               ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.1%
               U.S. COMPANIES
       3,000   Ormat Technologies Inc. ......        98,160
                                                -----------
               ENERGY AND UTILITIES:
               ELECTRIC TRANSMISSION AND DISTRIBUTION -- 7.1%
               NON U.S. COMPANIES
       8,775   National Grid plc, ADR .......       550,105
               U.S. COMPANIES
       4,900   CH Energy Group Inc. .........       252,203
       1,000   Consolidated Edison Inc. .....        46,200
      40,000   Duquesne Light Holdings Inc. .       786,400
      18,000   Energy East Corp. ............       426,960

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

       5,000   Northeast Utilities ..........   $   116,350
      50,000   NSTAR ........................     1,668,000
      40,000   Pepco Holdings Inc. ..........       966,800
       1,666   UIL Holdings Corp. ...........        62,475
                                                -----------
                                                  4,875,493
                                                -----------
               ENERGY AND UTILITIES: INTEGRATED -- 45.4%
               NON U.S. COMPANIES
     150,000   AEM SpA ......................       405,143
         500   Areva ........................       303,445
       8,000   Chubu Electric Power Co. Inc         207,915
      76,000   Datang International Power
                 Generation Co. Ltd. ........        57,068
       9,000   E.ON AG, ADR .................       357,030
       8,400   Electric Power Development
                 Co. Ltd. ...................       299,378
       8,000   Endesa SA ....................       340,346
      38,000   Endesa SA, ADR ...............     1,618,800
      45,000   Enel SpA .....................       410,564
       9,760   Energias de Portugal SA, ADR         421,339
      30,000   Enersis SA, ADR ..............       396,000
     142,000   Hera SpA .....................       530,287
      10,000   Hokkaido Electric Power
                 Co. Inc. ...................       242,540
      10,000   Hokuriku Electric Power Co. ..       209,101
       2,000   Huaneng Power International
                 Inc., ADR ..................        57,840
      22,000   Iberdrola SA .................       984,771
       5,000   Korea Electric Power Corp.,
                 ADR ........................        97,750
      10,000   Kyushu Electric Power Co. Inc.       236,190
       4,500   Oesterreichische
                 Elektrizitaetswirtschafts
                 AG, Cl. A ..................       217,693
      27,777   Scottish Power plc, ADR ......     1,348,851
      10,000   Shikoku Electric Power Co. Inc.      217,989
      10,000   The Chugoku Electric Power
                 Co. Inc. ...................       210,794
      16,000   The Kansai Electric Power Co.
                 Inc. .......................       369,101
      10,000   The Tokyo Electric Power Co.
                 Inc. .......................       287,831
      10,000   Tohoku Electric Power Co. Inc.       218,836
               U.S. COMPANIES
       1,000   Allegheny Energy Inc.+ .......        40,170
       7,000   ALLETE Inc. ..................       304,150
      22,000   Ameren Corp...................     1,161,380
      33,000   American Electric Power Co.
                 Inc. .......................     1,200,210
      50,000   Aquila Inc.+ .................       216,500
       1,000   Avista Corp. .................        23,680
       6,000   Black Hills Corp. ............       201,660
         500   Cleco Corp. ..................        12,620
         500   CMS Energy Corp.+ ............         7,220
         300   Constellation Energy Group ...        17,760
      60,000   DPL Inc. .....................     1,627,200
      44,000   Duke Energy Corp. ............     1,328,800
       1,000   El Paso Electric Co.+ ........        22,340
       6,000   Florida Public Utilities Co. .        82,800
      10,000   FPL Group Inc. ...............       450,000
      60,000   Great Plains Energy Inc. .....     1,861,200

         THE GABELLI GLOBAL UTILITY & INCOME TRUST
            SCHEDULE OF INVESTMENTS (CONTINUED)
               SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
               U.S. COMPANIES (CONTINUED)
         500   Green Mountain Power Corp.....   $    16,685
      24,000   Hawaiian Electric Industries
                 Inc. .......................       649,440
       7,000   Maine & Maritimes Corp.+ .....       117,250
       6,000   MGE Energy Inc. ..............       194,280
      45,000   NiSource Inc. ................       978,300
       6,000   NorthWestern Corp. ...........       209,880
      19,500   OGE Energy Corp. .............       704,145
       4,000   Otter Tail Corp. .............       116,960
       1,000   PG&E Corp. ...................        41,650
      15,000   Pinnacle West Capital Corp. ..       675,750
       4,200   PPL Corp. ....................       138,180
      33,000   Progress Energy Inc. .........     1,497,540
      20,000   Public Service Enterprise
                 Group Inc. .................     1,223,800
      19,000   SCANA Corp. ..................       765,130
       1,000   TECO Energy Inc. .............        15,650
         500   The Empire District
                 Electric Co. ...............        11,190
      45,000   The Southern Co. .............     1,550,700
         800   TXU Corp. ....................        50,016
      18,000   Unisource Energy Corp. .......       599,940
      17,000   Vectren Corp. ................       456,450
      41,000   Westar Energy Inc. ...........       963,910
       5,000   Wisconsin Energy Corp. .......       215,700
      13,000   WPS Resources Corp. ..........       645,190
      45,000   Xcel Energy Inc. .............       929,250
                                                -----------
                                                 31,371,278
                                                -----------
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 2.5%
               NON U.S. COMPANIES
      80,000   Snam Rete Gas SpA ............       388,532
               U.S. COMPANIES
      25,000   El Paso Corp. ................       341,000
       1,000   Energen Corp. ................        41,870
      16,000   National Fuel Gas Co. ........       581,600
       2,000   ONEOK Inc. ...................        75,580
      10,500   Southern Union Co. ...........       277,305
                                                -----------
                                                  1,705,887
                                                -----------
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 7.0%
               U.S. COMPANIES
      25,000   Atmos Energy Corp. ...........       713,750
       6,000   Cascade Natural Gas Corp. ....       156,540
       2,000   Chesapeake Utilities Corp. ...        60,100
      33,000   KeySpan Corp. ................     1,357,620
      20,000   Nicor Inc. ...................       855,200
      20,000   Peoples Energy Corp. .........       813,000
       5,000   Piedmont Natural Gas Co. Inc.        126,550
      15,000   Southwest Gas Corp. ..........       499,800
       8,000   The Laclede Group Inc. .......       256,640
                                                -----------
                                                  4,839,200
                                                -----------

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               ENERGY AND UTILITIES: OIL -- 2.5%
               NON U.S. COMPANIES
         500   Niko Resources Ltd ...........   $    29,747
       1,500   PetroChina Co. Ltd., ADR .....       161,475
      10,000   Royal Dutch Shell plc,
                 Cl. A, ADR .................       661,000
               U.S. COMPANIES
       4,929   Chevron Corp. ................       319,695
       2,000   ConocoPhillips ...............       119,060
       2,000   Devon Energy Corp. ...........       126,300
       1,000   Exxon Mobil Corp. ............        67,100
       2,000   Giant Industries Inc.+ .......       162,400
       1,000   Murphy Oil Corp. .............        47,550
          29   Tel Offshore Trust ...........           177
                                                -----------
                                                  1,694,504
                                                -----------
               ENERGY AND UTILITIES: SERVICES -- 0.1%
               NON U.S. COMPANIES
       5,000   ABB Ltd., ADR ................        65,900
                                                -----------
               ENERGY AND UTILITIES: WATER -- 6.1%
               NON U.S. COMPANIES
       1,000   Consolidated Water Co. Ltd ...        24,570
      75,000   Severn Trent plc .............     1,876,089
       2,000   Suez SA ......................        87,851
      12,000   Suez SA, ADR .................       531,000
       7,200   Suez SA, Strips+ .............            91
      50,000   United Utilities plc .........       660,469
               U.S. COMPANIES
       8,666   Aqua America Inc. ............       190,132
       3,000   California Water Service Group       110,790
       4,000   Middlesex Water Co. ..........        76,920
      22,000   SJW Corp. ....................       658,020
                                                -----------
                                                  4,215,932
                                                -----------
               ENTERTAINMENT -- 0.4%
               NON U.S. COMPANIES
       8,000   Vivendi ......................       288,406
                                                -----------
               ENVIRONMENTAL SERVICES -- 0.9%
               NON U.S. COMPANIES
      10,000   Veolia Environnement .........       603,721
                                                -----------
               METALS AND MINING -- 0.4%
               NON U.S. COMPANIES
       5,000   Compania de Minas Buenaventura
                 SA, ADR ....................       135,000
      20,711   Excel Coal Ltd ...............       146,641
                                                 ----------
                                                    281,641
                                                -----------
               REAL ESTATE -- 0.2%
               U.S. COMPANIES
       5,000   Trizec Properties Inc. .......       144,550
                                                -----------

         THE GABELLI GLOBAL UTILITY & INCOME TRUST
            SCHEDULE OF INVESTMENTS (CONTINUED)
               SEPTEMBER 30, 2006 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
     --------                                    --------

               COMMON STOCKS (CONTINUED)
               SPECIALTY CHEMICALS -- 0.1%
               U.S. COMPANIES
       1,000   Ashland Inc. .................   $    63,780
                                                -----------
               TELECOMMUNICATIONS -- 10.7%
               NON U.S. COMPANIES
      26,535   BCE Inc. .....................       718,833
      27,000   BT Group plc, ADR ............     1,365,390
      12,000   Deutsche Telekom AG, ADR .....       190,440
       6,000   France Telecom SA, ADR .......       139,860
       3,000   Manitoba Telecom Services Inc.       129,099
      40,000   Portugal Telecom SGPS SA .....       499,613
      15,000   Royal KPN N.V. Sponsored, ADR.       191,400
       1,500   Swisscom AG ..................       499,320
      24,062   Telecom Italia SpA ...........        68,347
      16,000   Telefonica SA, ADR ...........       828,960
      15,000   Telefonos de Mexico SA de
                 CV, Cl. L, ADR .............       383,700
               U.S. COMPANIES
      22,000   AT&T Inc. ....................       716,320
       9,000   BellSouth Corp. ..............       384,750
       1,000   Embarq Corp. .................        48,370
      20,000   Sprint Nextel Corp. ..........       343,000
      24,000   Verizon Communications Inc. ..       891,120
                                                -----------
                                                  7,398,522
                                                -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
       2,000   GATX Corp. ...................        82,740
                                                -----------
               WIRELESS COMMUNICATIONS -- 0.5%
               NON U.S. COMPANIES
       1,600   Mobile TeleSystems, ADR ......        60,432
       2,200   Vimpel-Communications, ADR+ ..       133,298
               U.S. COMPANIES
       2,100   United States Cellular Corp.+        125,370
                                                -----------
                                                    319,100
                                                -----------
               TOTAL COMMON STOCKS ..........    62,898,053
                                                -----------
               CONVERTIBLE PREFERRED STOCKS -- 0.1%
               TELECOMMUNICATIONS -- 0.0%
               U.S. COMPANIES
         500   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ....        22,000
                                                -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
         200   GATX Corp.,$2.50 Cv. Pfd. ....        39,325
                                                -----------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ...........        61,325
                                                -----------

    PRINCIPAL                                     MARKET
     AMOUNT                                       VALUE*
    ---------                                    --------

               CONVERTIBLE CORPORATE BONDS -- 1.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
               U.S. COMPANIES
    $150,000   Pep Boys - Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07 ...........   $   149,812
                                                -----------
               COMMUNICATIONS EQUIPMENT -- 0.2%
               U.S. COMPANIES
     100,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 ...........       100,750
                                                -----------
               REAL ESTATE -- 0.4%
               U.S. COMPANIES
               Palm Harbor Homes Inc., Cv.,
     150,000   3.250%, 05/15/24 .............       126,375
     200,000   3.250%, 05/15/24 (a) .........       168,500
                                                -----------
                                                    294,875
                                                -----------
               TELECOMMUNICATIONS -- 0.4%
               NON U.S. COMPANIES
     300,000   Nortel Networks Corp.,
                 Cv.,4.250%, 09/01/08 .......       288,000
                                                -----------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ............       833,437
                                                -----------
               U.S. GOVERNMENT OBLIGATIONS -- 7.7%
   5,423,000   U.S. Treasury Bills,
                 4.793% to 5.116%++,
                 10/12/06 to 03/08/07 .......     5,354,560
                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $57,093,049) ........................   $69,147,375
                                                ===========
-----------------
         Aggregate book cost.................   $57,093,049
                                                ===========
         Gross unrealized appreciation ......   $12,348,925
         Gross unrealized depreciation ......      (294,599)
                                                -----------
         Net unrealized appreciation
           (depreciation) ...................   $12,054,326
                                                ===========
-----------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the Rule 144A security is considered liquid and the market value amounted to $168,500 or 0.24% of total investments.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
GDR  Global Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET      MARKET
                                        VALUE       VALUE
                                       -------     --------
       GEOGRAPHIC DIVERSIFICATION
       North America .................. 67.7%   $46,803,666
       Europe ......................... 26.5     18,318,249
       Japan ..........................  3.6      2,499,674
       Latin America ..................  1.4        939,270
       Asia/Pacific ...................  0.8        586,516
                                       -----    -----------
       Total Investments ..............100.0%   $69,147,375
                                       =====    ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.